Foreign currency risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, R in Thousands, P in Thousands, JD in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JOD (JD)	Dec. 31, 2017 SAR (ر.س)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AED (د.إ)	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 BWP (P)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 KZT (₸)	Dec. 31, 2017 MGA (Ar)	Dec. 31, 2017 PKR (₨)	Dec. 31, 2017 UYU ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JOD (JD)	Dec. 31, 2016 SAR (ر.س)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 INR (₨)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 AED (د.إ)	Dec. 31, 2016 BDT (৳)	Dec. 31, 2016 BWP (P)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2016 KZT (₸)	Dec. 31, 2016 MGA (Ar)	Dec. 31, 2016 PKR (₨)	Dec. 31, 2016 UYU ($)
Disclosure of Foreign currency risk [Abstract]
Assets	¥ 799,501	$ 1,653,858	JD 1,624	ر.س 1,191		$ 145	€ 5,708		₨ 1,228,259	₱ 189,261	R 361	د.إ 5,693	৳ 60,208	P 797	$ 82	¥ 13,007	£ 3	Rp 167,775	₸ 359	Ar 2,762,572	₨ 251,190	$ 12,955		¥ 520,746	$ 1,319,524	JD 1,746	ر.س 1,149		$ 187	€ 17,585	₨ 1,059,092	₱ 415,818	R 386	د.إ 7,479	৳ 49,110	P 4,296	£ 3	Rp 52,568	₸ 12,157	Ar 3,408,579	₨ 274,090	$ 1,307
Liabilities	¥ 21,624,128	$ 8,321,335	JD 5	ر.س 44	SFr 400,004	$ 652,259	€ 68,003	kr 449,002	₨ 227,078	₱ 125,431	R 4	د.إ 2,049	৳ 1,001		$ 171	¥ 26,140	£ 2,327			Ar 319,581	₨ 4,676	$ 10,586	kr 482	¥ 20,442,504	$ 9,445,567	JD 5		SFr 400,308	$ 632,613	€ 14,111	₨ 161,631	₱ 136,700	R 75	د.إ 1,534	৳ 833	P 3,222	£ 110			Ar 150,430	₨ 5,051	$ 586